Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated Managed Pool Series
Prospectus Date	rr_ProspectusDate	Feb. 29, 2016
Document Creation Date	dei_DocumentCreationDate	Nov. 21, 2016